Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.    Property, Plant and Equipment, Net

Property, plant and equipment and related accumulated depreciation were as follows:

	December 31,	December 31,
	2022	2023
Charging & battery swap equipment	3,393,603	6,442,827
Mold and tooling	3,901,436	6,341,011
Production facilities	3,252,362	6,025,654
Leasehold improvements	3,408,731	5,160,732
Construction in process	3,114,345	2,894,333
Computer and electronic equipment	1,250,861	1,767,634
R&D equipment	939,586	1,469,604
Purchased software	985,141	1,281,685
Buildings and constructions	890,576	912,378
Subscription vehicles	387,619	890,044
Corporate vehicles	473,602	833,355
Others	603,978	1,150,042
Subtotal	22,601,840	35,169,299
Less: Accumulated depreciation	(6,901,232)	(10,288,331)
Less: Accumulated impairment	(41,942)	(33,964)
Total property, plant and equipment, net	15,658,666	24,847,004

The Group recorded depreciation expenses of RMB1,702,559, RMB2,874,912 and RMB3,372,673 for the years ended December 31, 2021, 2022 and 2023, respectively.

As disclosed in Note 18, in December 2023, the Group completed the purchase of the production facilities in the first advanced manufacturing base, or the F1 Plant, from JAC at the consideration of RMB1.9 billion, inclusive of tax.